Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), net of tax, beginning of period	$ (4,509)	$ (13,803)	$ 1,558
Other comprehensive income (loss)- before reclassifications	(218)	9,784	(14,511)
Amount reclassified from accumulated other comprehensive income	(54)	(490)	(850)
Other comprehensive income (loss), net of tax	(272)	9,294	(15,361)
Accumulated other comprehensive income (loss), net of tax, end of period	(4,781)	(4,509)	(13,803)
Net Unrealized Gain (Losses) on Securities Available for Sale [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), net of tax, beginning of period	(3,693)	(18,078)	3,755
Other comprehensive income (loss)- before reclassifications	(648)	14,815	(20,860)
Amount reclassified from accumulated other comprehensive income	(151)	(430)	(973)
Other comprehensive income (loss), net of tax	(799)	14,385	(21,833)
Accumulated other comprehensive income (loss), net of tax, end of period	(4,492)	(3,693)	(18,078)
Net Change in Net Actuarial Loss and Prior Service Credit on Pension and Postretirement Benefit Plans, Net of Tax [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), net of tax, beginning of period	372	432	309
Other comprehensive income (loss)- before reclassifications	0	0	0
Amount reclassified from accumulated other comprehensive income	97	(60)	123
Other comprehensive income (loss), net of tax	97	(60)	123
Accumulated other comprehensive income (loss), net of tax, end of period	469	372	432
Net Change in Overfunded Position [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), net of tax, beginning of period	(1,188)	3,843	(2,506)
Other comprehensive income (loss)- before reclassifications	430	(5,031)	6,349
Amount reclassified from accumulated other comprehensive income	0	0	0
Other comprehensive income (loss), net of tax	430	(5,031)	6,349
Accumulated other comprehensive income (loss), net of tax, end of period	$ (758)	$ (1,188)	$ 3,843